Stockholders' Deficit (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 16, 2022	Oct. 20, 2021	Dec. 31, 2020
Stockholders Equity (Details) [Line Items]
Preferred stock, shares outstanding		137,765,828	137,765,828			137,765,828
Preferred stock, shares issued		137,765,828	137,765,828			137,765,828
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0	$ 0	$ 0.0001		$ 0
Common stock, shares issued		3,166,948	3,166,948			3,166,948
DPCM Capital, Inc [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000			1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares outstanding	0	0	0			0
Preferred stock, shares issued	0	0	0			0
Class A Common Stock [Member] | DPCM Capital, Inc [Member]
Stockholders Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000			100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	0	0	0			0
Common stock shares issued and outstanding including temporary equity	30,000,000	30,000,000	30,000,000			30,000,000
Common stock, shares outstanding	0	0	0			0
Common Stock Subject To Possible Redemption		30,000,000	30,000,000
Class B Common Stock [Member] | DPCM Capital, Inc [Member]
Stockholders Equity (Details) [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000			10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	7,500,000	7,500,000	7,500,000			7,500,000
Common stock shares issued and outstanding including temporary equity		7,500,000	7,500,000			7,500,000
Common stock, shares outstanding	7,500,000	7,500,000	7,500,000		8,625,000	7,500,000
Common stock outstanding percentage	20.00%		20.00%
Class B Common Stock [Member] | Business Combination [Member] | DPCM Capital, Inc [Member]
Stockholders Equity (Details) [Line Items]
Business acquisition, description of acquired Entity	Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination.	Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination.